Subsequent Events (Details Narrative) (10-K) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2019	Aug. 01, 2019	May 01, 2019	Feb. 28, 2017
Equity method investment ownership percentage				100.00%		100.00%
Warrants issued											25,000
Warrant exercise price		$ 0.01									$ 0.01
Value of common stock shares converted				$ 211,983
SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage									6.00%	6.00%
Alliance Pharma Solution, LLC [Member]
Equity method investment ownership percentage			49.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage			30.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | May 1, 2019 [Member]
Equity method investment ownership percentage						6.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | August 1, 2019 [Member]
Equity method investment ownership percentage						6.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | November 1, 2019 [Member]
Equity method investment ownership percentage						7.00%
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member] | January 31, 2020 [Member]
Equity method investment ownership percentage						51.00%
PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage			70.00%
Subsequent Event [Member]
Equity method investment ownership percentage			30.00%
Business combination consideration transferred			$ 250,000
Promissory note issued amount		$ 150,000
Conversion price of promissory note	$ 0.50
Principal and accrued interest		$ 211,983
Conversion of convertible debt, converted number of shares	350,000	423,966
Warrants issued		16,666
Warrant exercise price		$ 0.01
Number of common stock shares converted		16,666
Value of common stock shares converted		$ 166
Subsequent Event [Member] | Maximum [Member]
Conversion price of promissory note		$ 0.85
Subsequent Event [Member] | Minimum [Member]
Conversion price of promissory note		$ 0.50
Subsequent Event [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage								7.00%
Subsequent Event [Member] | Alliance Pharma Solution, LLC [Member]
Shares transferred			250,000
Equity method investment ownership percentage			49.00%
Subsequent Event [Member] | Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage			30.00%
Subsequent Event [Member] | PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage			70.00%